General and Administrative Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
General and Administrative Expenses [Abstract]
Audit fees	$ 140,065	$ 124,408
Non-executive directors' compensation	36,000	36,000
Professional fees and other expenses	1,129,011	1,300,894
Administration fees-related party (Note 4(a))	1,500,000	600,000
Total	$ 2,805,076	$ 2,061,302